SHARE-BASED COMPENSATION - Restricted Stock and Performance Share Units Fair Value Inputs (Details) shares in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)	3.4	2.5
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)	2.1	1.8
Grant-date fair value (CAD per share) | $	$ 3.69	$ 4.03
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)	0.8	0.4
Grant-date fair value (CAD per share) | $	$ 3.65	$ 4.15